Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2018	Dec. 31, 2017
2003 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	2.61%	2.44%
2008 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	2.52%	2.59%
2009 Series A, due 2039
Debt Instrument [Line Items]
Effective interest rates	2.51%	2.40%
Tax-exempt Series A, due 2028
Debt Instrument [Line Items]
Effective interest rates	2.53%	2.56%